N-2 - USD ($)			12 Months Ended
		Sep. 27, 2022	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Cover [Abstract]
Entity Central Index Key		0001288992
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		EATON VANCE FLOATING-RATE INCOME TRUST
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Year Ended May 31,
	2024		2023		2022	2021	2020
Net asset value – Beginning of year (Common shares)	$12.70		$13.24		$14.56	$13.03	$15.21
Income (Loss) From Operations
Net investment income(1)	$1.40		$1.15		$0.71	$0.72	$0.84
Net realized and unrealized gain (loss)	0.62		(0.64)		(1.16)	1.54	(2.01)
Total income (loss) from operations	$2.02		$0.51		$(0.45)	$2.26	$(1.17)
Less Distributions to Common Shareholders
From net investment income	$(1.43)		$(1.05)		$(0.80)	$(0.73)	$(1.01)
Tax return of capital	—		—		(0.13)	—	—
Total distributions to common shareholders	$(1.43)		$(1.05)		$(0.93)	$(0.73)	$(1.01)
Premium from common shares sold through shelf offering(1)	$—		$—		$0.01	$—	$—
Discount on tender offer(1)	$0.03		$—		$0.05	$—	$—
Net asset value – End of year (Common shares)	$13.32		$12.70		$13.24	$14.56	$13.03
Market value – End of year (Common shares)	$13.38		$11.24		$12.28	$14.28	$11.24
Total Investment Return on Net Asset Value(2)	17.42%		4.87%		(2.81)%	18.25%	(7.36)%
Total Investment Return on Market Value(2)	33.26%		0.14%		(8.10)%	34.36%	(9.83)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$348,989		$369,557		$385,295	$580,590	$519,465
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees	1.39	%(3)	1.32	%(3)	1.25%	1.33%	1.26%
Interest and fee expense(4)	3.87%		2.89%		0.92%	0.91%	1.79%
Total expenses	5.26	%(3)	4.21	%(3)	2.17%	2.24%	3.05%
Net investment income	10.57%		8.98%		4.91%	5.08%	5.85%
Portfolio Turnover	29%		16%		53%	32%	34%
Senior Securities:
Total notes payable outstanding (in 000’s)	$112,000		$118,000		$147,000	$250,000	$190,000
Asset coverage per $1,000 of notes payable(5)	$4,830		$4,810		$4,165	$3,642	$4,155
Total preferred shares outstanding	800		800		800	800	800
Asset coverage per preferred share(6)	$281,765		$286,645		$269,734	$275,936	$292,394
Involuntary liquidation preference per preferred share(7)	$100,000		$100,000		$100,000	$100,000	$100,000
Approximate market value per preferred share(7)	$100,000		$100,000		$100,000	$100,000	$100,000

	Year Ended May 31,
	2019	2018	2017	2016	2015
Net asset value – Beginning of year (Common shares)	$15.61	$15.57	$14.68	$15.64	$16.08
Income (Loss) From Operations
Net investment income(1)	$0.85	$0.79	$0.86	$0.91	$0.88
Net realized and unrealized gain (loss)	(0.37)	0.08	0.90	(0.96)	(0.43)
Total income (loss) from operations	$0.47	$0.87	$1.76	$(0.06)	$0.45
Less Distributions to Common Shareholders
From net investment income	$(0.87)	$(0.83)	$(0.87)	$(0.90)	$(0.89)
Total distributions to common shareholders	$(0.87)	$(0.83)	$(0.87)	$(0.90)	$(0.89)
Net asset value – End of year (Common shares)	$15.21	$15.61	$15.57	$14.68	$15.64
Market value – End of year (Common shares)	$13.48	$14.85	$15.15	$13.56	$14.36
Total Investment Return on Net Asset Value(2)	3.77%	6.03%	12.65%	0.46%	3.43%
Total Investment Return on Market Value(2)	(3.32)%	3.67%	18.58%	1.14%	0.59%
Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$606,408	$622,241	$620,772	$585,101	$623,439
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(8)	1.28%	1.28%	1.32%	1.36%	1.37%
Interest and fee expense(4)	2.00%	1.52%	1.16%	0.93%	0.80%
Total expenses	3.28%	2.80%	2.48%	2.29%	2.17%
Net investment income	5.49%	5.09%	5.68%	6.22%	5.60%
Portfolio Turnover	24%	34%	47%	29%	32%
Senior Securities:
Total notes payable outstanding (in 000’s)	$248,000	$254,000	$246,000	$232,000	$290,000
Asset coverage per $1,000 of notes payable(5)	$3,768	$3,765	$3,849	$3,867	$3,426
Total preferred shares outstanding	800	800	800	800	800
Asset coverage per preferred share(6)	$284,880	$286,300	$290,421	$287,532	$268,497
Involuntary liquidation preference per preferred share(7)	$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(7)	$100,000	$100,000	$100,000	$100,000	$100,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended May 31, 2024 and 2023).
(4)	Interest and fee expense relates to variable rate term preferred shares and the notes payable.
(5)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(6)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 282%, 287%, 270%, 276%, 292%, 285%, 286%, 290%, 288% and 268% at May 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016 and 2015, respectively.
(7)	Plus accumulated and unpaid dividends.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below.

Senior Securities Amount			$ 112,000	$ 118,000	$ 147,000	$ 250,000	$ 190,000	$ 248,000	$ 254,000	$ 246,000	$ 232,000	$ 290,000
Senior Securities Coverage per Unit	[1]		$ 4,830	$ 4,810	$ 4,165	$ 3,642	$ 4,155	$ 3,768	$ 3,765	$ 3,849	$ 3,867	$ 3,426
Preferred Stock Liquidating Preference	[2]		100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000
Senior Securities Average Market Value per Unit	[2]		$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000

[1]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
[2]	Plus accumulated and unpaid dividends.